Document and Entity Information	3 Months Ended
Mar. 31, 2017
Document and Entity Information [Abstract]
Entity Registrant Name	1ST CONSTITUTION BANCORP
Entity Central Index Key	0001141807
Document Type	8-K
Document Period End Date	Mar. 31, 2017
Amendment Flag	false